TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2018	2017
a) Tax provisions	268,009	257,621
b) Labor provisions	449,350	517,329
c) Civil provisions	52,946	52,933
	770,305	827,883

Schedule of changes in the tax, labor and civil provisions

	2018	2017	2016
Balance at the beginning of the year	827,883	2,239,226	1,904,730
(+) Additions	177,684	527,543	313,246
(+) Monetary correction	85,626	77,257	178,661
(-) Reversal of contingent liabilities	—	(929,711)	—
(-) Reversal of monetary update of contingent liabilities	—	(369,819)	—
(-) Reversal of accrued amounts	(319,719)	(715,081)	(144,025)
(+) Foreign exchange effect on provisions in foreign currency	(1,169)	(201)	(3,235)
(-) Loss of control of subsidiary	—	(1,331)	(10,151)
Balance at the end of the year	770,305	827,883	2,239,226

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2018	2017
Tax	1,963,859	1,883,562
Labor	126,620	128,849
Civil	44,935	38,770
	2,135,414	2,051,181